UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

Check here if Amendment [  ]; Amendment Number:  ____
This Amendment (Check only one.):  [  ] is a restatement.
	[  ] adds new holdings
		entries.
Institutional Investment Manager Filing this Report:

Name:	Princeton Capital Management, Inc.
Address:	47 Hulfish Street, Suite 500
	Princeton, New Jersey  08540

Form 13F File Number:  28-7092

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Ann W. Elmes
Title:	Director
Phone:	(609) 924-6867

Signature, Place, and Date of Signing:

Ann W. Elmes              Princeton, New Jersey      8/11/99
[Signature]                   [City, State]           [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________	________________________________
	[Repeat as necessary.]

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Manager:

Form 13F Information Table Entry Total:		104

Form 13F Information Table Value Total:	$	157,062
	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-____________	___________________

	[Repeat as necessary.]

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

PRINCETON CAPITAL MANAGEMENT
FORM 13F
March 31, 2000

                                                                                           Voting Authority
                                                                                           --------------------------
                                                          Value     Shares/  Sh/ Put/ InvstOther
Name of Issuer                         Title oCUSIP       (x$1000)  Prn Amt  Prn Call DscreManageSole     Shared   None
------------------------------         ----------------   --------  -------- --- ---- ------------------- -------- --------

ATT                                    COM    001957109         3797    67429SH       Sole            6294    10500    50635
Abbott Laboratories                    COM    002824100         2073    58917SH       Sole             775    15400    42742
Adobe Systems                          COM    00724F101         2471    22200SH       Sole            1000     4300    16900
American Intl Group                    COM    026874107          443     4047SH       Sole                              4047
Aspect Communications                  COM    04523Q102         1130    30500SH       Sole             300             30200
Atlantic Richfield                     COM    048825103          255     3000SH       Sole            1600      200     1200
BP Amoco                               COM    055622104         2706    50813SH       Sole           15085    12320    23408
Banc One                               COM    06423A103          447    12962SH       Sole            5864     1000     6098
Bell Atlantic                          COM    077853109          480     7852SH       Sole                     3400     4452
BellSouth                              COM    079860102         1055    22512SH       Sole            2800     7200    12512
Bergen Brunswig                        COM    083739102          645    95550SH       Sole           12000     4100    79450
Bio Rad Labs Cl A                      COM    090572207         1063    39000SH       Sole            1000             38000
Biochem Pharma                         COM    09058T108          485    21900SH       Sole            1000             20900
Boeing                                 COM    097023105          873    23100SH       Sole                             23100
Bristol Myers Squibb                   COM    110122108          516     8898SH       Sole            4800              4098
Catalytica                             COM    148885106         1143    78500SH       Sole                             78500
Caterpillar                            COM    149123101          332     8416SH       Sole                              8416
Cerner                                 COM    156782104         1037    38400SH       Sole                             38400
Chevron                                COM    166751107         1962    21228SH       Sole            6775     1325    13128
Chiron                                 COM    170040109          848    16999SH       Sole             950     1600    14449
Cigna                                  COM    125509109         1318    17402SH       Sole            5100     1600    10702
Cisco Systems                          COM    17275R102          321     4148SH       Sole                     1700     2448
Citigroup                              COM    172967101         1518    25346SH       Sole            1338     3600    20408
Coca Cola                              COM    191216100          521    11100SH       Sole             600     3500     7000
Coherent                               COM    192479103         1646    31650SH       Sole                             31650
Convergys                              COM    212485106         1056    27300SH       Sole                             27300
Corning Inc                            COM    219350105          612     3153SH       Sole                     3000      153
Coulter Pharmaceutical                 COM    222116105          391    12810SH       Sole            2570     2200     8040
Dell Computer                          COM    247025109          539    10000SH       Sole                             10000
Eastman Kodak                          COM    277461109          522     9610SH       Sole            1535     3350     4725
Emerson Electric                       COM    291011104          202     3800SH       Sole                     1600     2200
Enron Corp                             COM    293561106         2051    27396SH       Sole           10312      400    16684
Ericsson Cl B ADR                      COM    294821400          399     4250SH       Sole                              4250
Exxon Mobil                            COM    30231G102         3008    38590SH       Sole            8000     5932    24658
Ford Motor                             COM    345370100          910    19816SH       Sole            2300     4900    12616
GTE Corp                               COM    362320103          769    10834SH       Sole             200      700     9934
Geltex Pharmaceuticals                 COM    368538104          193    11500SH       Sole                             11500
General Electric                       COM    369604103        12854    82593SH       Sole           20880    25900    35813
Genzyme                                COM    372917104         1030    20550SH       Sole                             20550
Georgia Pacific                        COM    373298108          324     8200SH       Sole                     6000     2200
Gillette                               COM    375766102          201     5338SH       Sole             900              4438
Harbinger                              COM    41145C103         3367   115600SH       Sole            2600    13700    99300
Harris Corp                            COM    413875105         1956    56600SH       Sole             500             56100
Hewlett Packard                        COM    428236103         2125    15992SH       Sole             960     3800    11232
ImageX.com                             COM    45244D102          342    17000SH       Sole            1000             16000
Indigo                                 COM    N44495104         4076   603800SH       Sole           39000            564800
Informix                               COM    456779107         3172   187300SH       Sole           14300    13000   160000
Intel                                  COM    458140100         1301     9860SH       Sole            1000      796     8064
Interpublic Group                      COM    460690100         1072    22680SH       Sole           20014              2666
J P Morgan & Co.                       COM    616880100         1543    11708SH       Sole                     6650     5058
Johnson & Johnson                      COM    478160104         1333    18977SH       Sole            4800      800    13377
Lernout & Hauspie Speech Produ         COM    B5628B104         1956    17700SH       Sole                             17700
Lilly (Eli)                            COM    532457108          543     8675SH       Sole                     2000     6675
Lucent Technologies                    COM    549463107         2856    46624SH       Sole            1736    10408    34480
Martek                                 COM    572901106         7020   534857SH       Sole          109942    13500   411415
McGraw Hill                            COM    580645109          545    11980SH       Sole             400     6400     5180
Mckesson HBOC                          COM    58155Q103         1350    64300SH       Sole            1000     9900    53400
MediaOne Group                         COM    58440J104         1170    14450SH       Sole             300     1200    12950
Mentor Graphics                        COM    587200106         1375    90900SH       Sole            1500             89400
PRINCETON CAPITAL MANAGEMENT
FORM 13F
March 31, 2000

                                                                                           Voting Authority
                                                                                           --------------------------
                                                          Value     Shares/  Sh/ Put/ InvstOther
Name of Issuer                         Title oCUSIP       (x$1000)  Prn Amt  Prn Call DscreManageSole     Shared   None
------------------------------         ----------------   --------  -------- --- ---- ------------------- -------- --------

Mercantile Bankshares                  COM    587405101          315    10290SH       Sole            4945              5345
Merck                                  COM    589331107         3519    56645SH       Sole            6700    15850    34095
Microsoft                              COM    594918104          319     3000SH       Sole            1500              1500
Microware                              COM    595150103         3193   297000SH       Sole           65100    17000   214900
Motorola                               COM    620076109         4605    31542SH       Sole            1627     7270    22645
National Data Corp                     COM    635621105          754    29000SH       Sole                             29000
Norfolk Southern                       COM    655844108          365    25600SH       Sole            3000    10500    12100
Oracle                                 COM    68389X105         3285    42084SH       Sole            1800     7200    33084
Pfizer                                 COM    717081103          554    15143SH       Sole                     1500    13643
Pharmacyclics                          COM    716933106         1941    34850SH       Sole            2500             32350
Procter & Gamble                       COM    742718109          452     8000SH       Sole                              8000
Qualcomm                               COM    747525103          209     1400SH       Sole                              1400
Quintiles Transnational                COM    748767100          904    53000SH       Sole            2000             51000
SBC Communications                     COM    78387G103          767    18217SH       Sole            2758             15459
Sangstat Medical Corp                  COM    801003104         1620    58500SH       Sole             800             57700
Santa Cruz Operation                   COM    801833104         2515   268300SH       Sole           18000            250300
Schering Plough                        COM    806605101         4155   111906SH       Sole           14000    28500    69406
Scientific-Atlanta                     COM    808655104         2971    46966SH       Sole            2200     7600    37166
Scitex Corp                            COM    809090103         3511   225600SH       Sole            3000            222600
Sepracor                               COM    817315104         3619    49706SH       Sole            8800     9800    31106
Shared Medical Sys                     COM    819486101         1273    24541SH       Sole             675     6400    17466
Shaw Industries                        COM    820286102         4706   309878SH       Sole           73420   103000   133458
Southern Company                       COM    842587107          225    10350SH       Sole            4200      550     5600
SpectRx                                COM    847635109          804    56900SH       Sole                             56900
Sterling Software                      COM    859547101          238     7276SH       Sole                      400     6876
Summit Bancorp                         COM    866005101          602    22925SH       Sole            9050     9700     4175
Sun Microsystems                       COM    866810104         3618    38611SH       Sole            3400     9100    26111
Tel Offhsore Trust                     COM    872382106           90    18000SH       Sole                             18000
Tellabs                                COM    879664100          392     6225SH       Sole                     1325     4900
Texaco                                 COM    881694103          302     5616SH       Sole            1200      250     4166
Transkaryotic Therapies                COM    893735100         1513    27200SH       Sole            3000             24200
Trimble Navigation LTD                 COM    896239100         1885    73200SH       Sole                             73200
Union Pacific                          COM    907818108          937    23958SH       Sole            3674     4700    15584
Union Pacific Resources                COM    907834105          603    41571SH       Sole            5680     8500    27391
United Technologies                    COM    913017109          632    10000SH       Sole                             10000
Universal Display                      COM    91347P105         4104   165000SH       Sole            5000            160000
Viragen                                COM    927638106           44    20500SH       Sole                             20500
WAWA, Inc                              COM                       231      360SH       Sole             180      180
Wachovia Bank                          COM    929771103          662     9792SH       Sole             200              9592
Warner Lambert                         COM    934488107          253     2585SH       Sole                      950     1635
Wind River Systems                     COM    973149107          290     8000SH       Sole                              8000
World Access                           COM    98141A101          514    26900SH       Sole             800             26100
XEIKON NV                              COM    984003103         1233    68250SH       Sole            1000             67250
duPont                                 COM    263534109         1010    19075SH       Sole            6900             12175
National Data Corp                     CONV   635621AA3           82   100000PRN      Sole                            100000
REPORT SUMMARY                             104DATA RECORDS    157062         0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FI

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